UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CMG Ultra Short Term Bond Fund

Semiannual Report for the Period Ended January 31, 2012

Not FDIC insured • No bank guarantee • May lose value

Table of Contents

Performance Information	1

Fund Expense Example	2

Portfolio of Investments	3

Statement of Assets and Liabilities	12

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	16

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Information – CMG Ultra Short Term Bond Fund

Average annual total return as of January 31, 2012 (%)

	Inception	6-month (cumulative)	1-year	5-year	Life*
CMG Ultra Short Term Bond Fund	03/08/04	0.35	1.10	1.89	2.23
Barclays Capital U.S. Short-Term Government/Corporate Index		0.20	0.37	2.25	2.66
Citigroup One-Year U.S. Treasury Bill Index		0.30	0.56	2.46	2.47

*Barclays Capital U.S. Short-Term Government/Corporate Index life performance is from August 9, 2004. Citigroup One-Year U.S. Treasury Bill Index life performance is from March 8, 2004.

The fund commenced operations on November 23, 2009. The returns shown for periods prior to November, 23 2009 are the returns of CMG Ultra Short Term Bond Fund, the predecessor to the fund and a portfolio of Columbia Funds Institutional Trust.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC (the "Investment Manager") and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions.

The table does not reflect the deduction in taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

On December 1, 2011 the Barclays Capital U.S. Short-Term Government/Corporate Index, which is unavailable at the fund's inception in March 2004, replaced the Citigroup One-Year U.S. Treasury Bill Index as the fund's benchmark. The fund changed its benchmark because the Investment Manager believes it is more representative of the investment approach used to manage the fund.

The Barclays Capital U.S. Short-Term Government/Corporate Index tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of less than one year.

The Citigroup One-Year U.S. Treasury Bill Index consists of a single 1-year U.S. Treasury Bill whose return is tracked until its maturity.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Asset Allocation1

as of 01/31/12 (%)

Corporate Bonds & Notes	41.6
Asset-Backed Securities – Non-Agency	22.6
Commercial Paper	15.2
Commercial Mortgage-Backed Securities – Non-Agency	9.0
Municipal Bonds	6.4
U.S. Treasury Obligations	1.6
Residential Mortgage-Backed Securities – Agency	1.5
Residential Mortgage-Backed Securities – Non-Agency	1.2
Foreign Government Obligations	0.9
Other[2]	0.0	*

*Rounds to less than 0.1%.

1 Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

2 Cash Equivalents.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Top Ten Holdings1

as of 01/31/12 (%)

Florida Hurricane Catastrophe Fund Finance Corp. 1.065% 10/15/12	2.0
JPMorgan Chase & Co. 1.329% 09/30/13	1.9
U.S. Treasury 0.375% 10/31/12	1.9
Morgan Stanley Capital I Series 2003-T11 Class A4 5.150% 06/13/41	1.6
Canadian Imperial Bank of Commerce 1.450% 09/13/13	1.4
Citibank Credit Card Issuance Trust Series 2008-C6 Class C6 6.300% 06/20/14	1.4
Wachovia Bank Commercial Mortgage Trust Series 2003-C3 Class A2 4.867% 02/15/35	1.4
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A 1.935% 12/15/14	1.3
Berkshire Hathaway, Inc. 1.157% 08/15/14	1.3
Citibank Credit Card Issuance Trust Series 2009-A2 Class A2 1.835% 05/15/14	1.3

1Percentages indicated are based upon total investments (excluding Cash Equivalents and Investments of Cash Collateral Received for Securities on Loan). Because the fund is actively managed, there is no guarantee the fund will continue to maintain the holdings breakdown listed. The fund's holdings and their weights within the portfolio may change as market conditions change.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Fund Expense Example – CMG Ultra Short Term Bond Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear its allocable share of the costs and expenses of any underlying funds in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees from investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

08/01/11 – 01/31/12

Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,003.50	1,023.88	1.26	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio of 0.25%, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Portfolio of Investments – CMG Ultra Short Term Bond Fund

January 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 41.1%
Aerospace & Defense 0.5%
Boeing Co. (The) Senior Unsecured
11/20/12	1.875%	$5,000,000	$5,048,645
Agencies 0.1%
U.S. Bancorp FDIC Guaranteed
03/13/12	2.250%	1,000,000	1,002,295
Automotive 2.3%
American Honda Finance Corp. (a)(b) Senior Unsecured
03/27/12	0.744%	3,000,000	3,001,509
American Honda Finance Corp. (b) Senior Unsecured
03/18/13	2.375%	4,000,000	4,067,276
PACCAR Financial Corp.
12/17/12	1.950%	4,100,000	4,155,760
Volkswagen International Finance NV (a)(b)
04/01/14	1.191%	5,000,000	4,904,295
Volkswagen International Finance NV (b)
08/12/13	1.625%	5,000,000	5,027,550
Total			21,156,390
Banking 15.6%
BB&T Corp. Senior Unsecured
07/27/12	3.850%	2,100,000	2,133,875
BB&T Corp. (a) Senior Unsecured
04/28/14	1.253%	5,000,000	4,977,015
Bank of Nova Scotia (a)
03/05/12	0.777%	9,250,000	9,248,778
Canadian Imperial Bank of Commerce Senior Unsecured
09/13/13	1.450%	11,000,000	11,111,526
Capital One Financial Corp. Senior Unsecured
07/15/14	2.125%	2,000,000	2,003,128
Capital One Financial Corp. (a) Senior Unsecured
07/15/14	1.717%	5,000,000	4,929,150
Citigroup, Inc. Senior Unsecured (a)(c)
04/01/14	1.511%	7,500,000	7,183,050
Commonwealth Bank of Australia Senior Unsecured (a)(b)
03/19/13	1.109%	10,000,000	10,024,220
Credit Suisse Senior Unsecured
01/14/14	2.200%	5,000,000	5,010,510
Deutsche Bank AG (a)
01/18/13	1.215%	5,000,000	4,971,395
Fifth Third Bank Senior Unsecured (a)
05/17/13	0.576%	5,500,000	5,402,386
Goldman Sachs Group, Inc. (The) Senior Unsecured (a)
02/06/12	0.615%	6,000,000	5,998,642

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Banking (cont.)
ING Bank NV Senior Unsecured (a)(b)
03/15/13	1.596%	$5,000,000	$4,933,960
JPMorgan Chase & Co. (a)
09/30/13	1.329%	15,000,000	15,031,230
Morgan Stanley Senior Unsecured (a)
01/09/14	0.883%	6,500,000	6,111,956
National Australia Bank Ltd. Senior Unsecured (a)(b)
04/11/14	1.301%	5,000,000	4,928,080
Nordea Bank Finland PLC (a)
02/07/13	1.011%	4,350,000	4,338,542
03/08/13	0.988%	5,000,000	4,979,820
Royal Bank of Canada
03/15/13	2.250%	3,000,000	3,041,931
Toronto-Dominion Bank (The) (a) Senior Unsecured
07/14/14	0.867%	2,000,000	1,981,978
Toronto-Dominion Bank (The) (c) Senior Unsecured
07/14/14	1.375%	5,000,000	5,065,995
U.S. Bancorp Senior Notes
07/27/15	2.450%	5,000,000	5,211,144
Senior Unsecured
09/13/13	1.375%	5,000,000	5,040,375
UBS AG Senior Unsecured (a)
02/23/12	1.595%	8,000,000	8,004,193
Wachovia Corp. Senior Unsecured (a)
05/01/13	2.317%	5,000,000	5,080,280
Total			146,743,159
Chemicals 0.6%
Dow Chemical Co. (The) Senior Unsecured
05/15/14	7.600%	5,000,000	5,679,635
Construction Machinery 1.1%
Caterpillar Financial Services Corp. Senior Unsecured
04/01/14	1.650%	5,000,000	5,078,010
John Deere Capital Corp.
12/02/14	1.250%	4,950,000	5,017,919
Total			10,095,929
Electric 2.6%
Columbus Southern Power Co. Senior Unsecured (a)
03/16/12	0.955%	4,500,000	4,497,318
DTE Energy Co. Senior Unsecured (a)
06/03/13	1.227%	2,000,000	1,999,133
Georgia Power Co. Senior Unsecured (a)
03/15/13	0.866%	10,000,000	10,007,690

The Accompanying Notes to Financial Statements are an integral part of this statement.

CMG Ultra Short Term Bond Fund

January 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Electric (cont.)
Oncor Electric Delivery Co. LLC Senior Secured
05/01/12	6.375%	$8,000,000	$8,108,176
Total			24,612,317
Food and Beverage 3.4%
Anheuser-Busch InBev Worldwide, Inc.
07/14/14	1.500%	2,000,000	2,028,052
Anheuser-Busch InBev Worldwide, Inc. (a)
03/26/13	1.304%	2,000,000	2,011,132
Dr. Pepper Snapple Group, Inc.
12/21/12	2.350%	3,000,000	3,043,647
General Mills, Inc. Senior Unsecured
05/16/14	1.550%	4,000,000	4,027,212
General Mills, Inc. (a) Senior Unsecured
05/16/14	0.811%	4,000,000	3,997,952
HJ Heinz Finance Co.
03/15/12	6.000%	1,000,000	1,005,811
Kraft Foods, Inc. Senior Unsecured (a)
07/10/13	1.457%	5,000,000	5,017,025
PepsiCo, Inc. Senior Unsecured (a)
05/10/13	0.524%	5,000,000	5,010,020
SABMiller Holdings, Inc. (b)(c)
01/15/15	1.850%	6,000,000	6,017,508
Total			32,158,359
Gas Distributors 0.5%
Sempra Energy Senior Unsecured (a)
03/15/14	1.306%	5,000,000	4,984,860
Health Care 1.0%
Aristotle Holding, Inc. (b)
11/21/14	2.750%	5,000,000	5,105,795
Express Scripts, Inc.
06/15/12	5.250%	1,000,000	1,015,803
Mount Sinai Hospital
07/01/12	2.210%	3,000,000	3,007,003
Total			9,128,601
Independent Energy 1.0%
Canadian Natural Resources Ltd. Senior Unsecured
10/01/12	5.450%	4,000,000	4,119,276
11/14/14	1.450%	5,000,000	5,087,081
Total			9,206,357
Integrated Energy 0.8%
BP Capital Markets PLC
12/05/14	1.700%	7,500,000	7,663,733
Life Insurance 1.3%
Metlife Institutional Funding II Secured (a)(b)
04/04/14	1.481%	7,500,000	7,498,335
Metropolitan Life Global Funding I Secured (b)
01/10/14	1.332%	5,000,000	4,945,515
Total			12,443,850

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Non-Captive Diversified 1.1%
General Electric Capital Corp. Senior Unsecured
01/09/15	2.150%	$5,000,000	$5,110,575
General Electric Capital Corp. (a) Senior Unsecured
04/07/14	1.213%	5,000,000	4,956,085
Total			10,066,660
Pharmaceuticals 1.7%
Novartis Capital Corp.
04/24/13	1.900%	5,300,000	5,403,668
Sanofi Senior Unsecured
09/30/14	1.200%	5,000,000	5,059,470
Sanofi (a) Senior Unsecured
03/28/14	0.884%	5,000,000	5,001,345
Total			15,464,483
Property & Casualty 1.6%
Berkshire Hathaway Finance Corp. (a)
01/10/14	0.912%	4,600,000	4,605,690
Berkshire Hathaway, Inc. Senior Unsecured
08/15/14	1.157%	10,000,000	10,081,690
Total			14,687,380
Refining 0.1%
Valero Energy Corp.
04/15/12	6.875%	1,000,000	1,011,652
Retailers 1.0%
Best Buy Co., Inc. Senior Unsecured
07/15/13	6.750%	5,000,000	5,306,645
Target Corp. Senior Unsecured
07/18/14	1.125%	3,950,000	4,003,534
Total			9,310,179
Supermarkets 0.6%
Kroger Co. (The)
04/15/13	5.000%	5,000,000	5,227,510
Technology 1.7%
Hewlett-Packard Co. Senior Unsecured
05/30/14	1.550%	3,000,000	2,995,956
Hewlett-Packard Co. (a)(c) Senior Unsecured
09/19/14	2.109%	5,000,000	4,988,545
Xerox Corp. Senior Unsecured
05/15/12	5.500%	5,000,000	5,065,005
Xerox Corp. (a) Senior Unsecured
05/16/14	1.281%	3,000,000	2,961,492
Total			16,010,998
Transportation Services 0.5%
ERAC U.S.A. Finance LLC (b)
01/10/14	2.250%	5,000,000	5,014,220

The Accompanying Notes to Financial Statements are an integral part of this statement.

CMG Ultra Short Term Bond Fund

January 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Wirelines 2.0%
Telefonica Emisiones SAU (a)
02/04/13	0.861%	$10,000,000	$9,761,270
Verizon Communications, Inc. Senior Unsecured
03/28/14	1.950%	1,000,000	1,025,163
11/03/14	1.250%	5,000,000	5,047,550
Verizon Communications, Inc. (a) Senior Unsecured
03/28/14	1.184%	3,000,000	3,014,244
Total			18,848,227
Total Corporate Bonds & Notes (Cost: $384,619,812)			$385,565,439
Residential Mortgage-Backed Securities – Agency 1.5%
Federal Home Loan Mortgage Corp. (a)(d)
02/01/36	2.424%	$442,931	$467,724
Federal Home Loan Mortgage Corp. (d) CMO Series 2534 Class EC
05/15/22	5.000%	779,756	786,115
CMO Series 2843 Class BA
01/15/18	5.000%	1,891,372	1,929,017
CMO Series 2880 Class EG
08/15/22	4.500%	396,247	397,936
CMO Series 2886 Class PH
08/15/30	3.900%	80,585	80,924
CMO Series 2958 Class QC
09/15/18	4.500%	1,591,247	1,612,300
CMO Series 3057 Class BT
10/15/30	5.000%	2,270,197	2,283,439
CMO Series 3187 Class A
02/15/32	5.000%	1,164,114	1,165,938
CMO Series 3241 Class DC
07/15/34	4.500%	2,846,694	2,913,713
Federal National Mortgage Association (a)(d)
03/01/34	2.880%	379,217	401,335
Federal National Mortgage Association (d) CMO Series 2003-81 Class NY
09/25/16	4.500%	41,837	41,839
CMO Series 2008-68 Class AE
07/25/35	5.250%	1,698,276	1,719,859
Total Residential Mortgage-Backed Securities – Agency (Cost: $14,046,684)			$13,800,139
Residential Mortgage-Backed Securities – Non-Agency 1.2%
Credit Suisse Mortgage Capital Certificates CMO Series 2010-1R Class 21A1 (b)(d)
01/27/36	2.592%	$1,457,712	$1,424,998
FDIC Trust CMO Series 2011-N1 Class A1 (b)(d)
12/25/16	4.500%	2,817,203	2,853,680
JPMorgan Mortgage Trust CMO Series 2006-S1 Class 3A3 (d)
04/25/36	5.500%	28,666	28,572

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities – Non-Agency (continued)
JPMorgan Reremic CMO Series 2010-1 Class 1A1 (b)(d)
02/26/37	6.000%	$2,896,938	$2,978,492
Morgan Stanley Reremic Trust CMO Series 2010-R4 Class 1A (a)(b)(d)
01/26/36	0.606%	3,637,845	3,592,609
Total Residential Mortgage-Backed Securities – Non-Agency (Cost: $10,761,203)			$10,878,351
Commercial Mortgage-Backed Securities – Non-Agency 8.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2002-PB2 Class A4 (d)
06/11/35	6.186%	$330,429	$330,181
Bear Stearns Commercial Mortgage Securities Series 2003-T12 Class A4 (d)
08/13/39	4.680%	5,780,000	6,017,442
Citigroup Commercial Mortgage Trust Series 2005-C3 Class ASB (d)
05/15/43	4.755%	3,671,217	3,826,928
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CP5 Class A2 (d)
12/15/35	4.940%	8,000,000	8,156,752
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A3 (d)
12/10/35	6.269%	272,656	272,541
JPMorgan Chase Commercial Mortgage Securities Corp. (d) Series 2002-CIB4 Class A3
05/12/34	6.162%	2,616,357	2,617,301
Series 2003-CB6 Class A2
07/12/37	5.255%	3,900,000	4,089,626
Series 2003-ML1A Class A2
03/12/39	4.767%	8,953,000	9,194,150
LB-UBS Commercial Mortgage Trust Series 2002-C4 Class A5 (d)
09/15/31	4.853%	3,546,488	3,591,141
Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4 (d)
11/12/35	5.236%	7,000,000	7,414,435
Morgan Stanley Capital I Series 2003-T11 Class A4 (d)
06/13/41	5.150%	11,923,320	12,376,036
Morgan Stanley Dean Witter Capital I (d) Series 2002-HQ Class A3
04/15/34	6.510%	752,336	753,414
Series 2002-IQ2 Class A4
12/15/35	5.740%	5,845,004	5,887,328
Series 2002-IQ3 Class A4
09/15/37	5.080%	7,028,988	7,148,762
Salomon Brothers Mortgage Securities VII, Inc. Series 2002-KEY2 Class A3 (d)
03/18/36	4.865%	1,000,000	1,004,772
Wachovia Bank Commercial Mortgage Trust Series 2003-C3 Class A2 (d)
02/15/35	4.867%	10,650,321	10,920,690
Total Commercial Mortgage-Backed Securities – Non-Agency (Cost: $84,791,356)			$83,601,499

The Accompanying Notes to Financial Statements are an integral part of this statement.

CMG Ultra Short Term Bond Fund

January 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities – Non-Agency 22.3%
Ally Auto Receivables Trust Series 2010-1 Class A3
05/15/14	1.450%	$2,378,656	$2,390,527
Series 2010-4 Class A2
02/15/13	0.710%	655,510	655,494
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	5,110,000	5,126,460
AmeriCredit Automobile Receivables Trust Series 2010-2 Class A2
10/08/13	1.220%	916,106	916,577
Series 2010-B Class A2 (AGCP)
02/06/14	1.180%	796,503	795,408
AmeriCredit Automobile Receivables Trust (e) Series 2012-1 Class A2
10/08/15	0.910%	2,000,000	1,999,890
Avis Budget Rental Car Funding AESOP LLC Series 2005-2A Class A (a)(b)
05/20/13	0.481%	6,666,667	6,650,957
BMW Vehicle Lease Trust Series 2010-1 Class A3
04/15/13	0.820%	4,078,959	4,083,510
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	3,964,000	3,966,107
CIT Education Loan Trust Series 2005-1 Class A2 (a)
03/15/22	0.636%	3,934,413	3,920,654
CNH Equipment Trust Series 2009-B Class A4
10/15/14	5.170%	5,083,193	5,191,699
Series 2011-B Class A3
08/15/16	0.910%	2,487,000	2,482,065
Capital One Multi-Asset Execution Trust Series 2007-A8 Class A8 (a)
10/15/15	0.846%	10,000,000	10,014,766
Chesapeake Funding LLC Series 2009-2A Class A (a)(b)
09/15/21	2.035%	5,587,047	5,602,589
Chrysler Financial Auto Securitization Trust Series 2007-A Class B (b)
05/08/14	6.250%	3,135,000	3,137,980
Citibank Credit Card Issuance Trust Series 2002-C2 Class C2
02/18/14	6.950%	1,865,000	1,869,248
Series 2008-C6 Class C6
06/20/14	6.300%	10,870,000	11,103,705
Citibank Credit Card Issuance Trust (a) Series 2009-A2 Class A2
05/15/14	1.835%	10,000,000	10,044,761
DT Auto Owner Trust (b) Series 2011-2A Class C
02/16/16	3.050%	3,000,000	2,997,772
Series 2011-3A Class A
08/15/14	1.400%	4,290,349	4,289,569
Discover Card Master Trust Series 2010-A1 Class A1 (a)
09/15/15	0.935%	8,500,000	8,554,312

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities – Non-Agency (continued)
Enterprise Fleet Financing LLC Series 2011-2 Class A2 (b)
10/20/16	1.430%	$6,000,000	$6,002,567
Ford Credit Auto Lease Trust Series 2011-A Class A3
07/15/14	1.030%	2,890,000	2,895,384
Ford Credit Auto Lease Trust (b) Series 2010-B Class A3
07/15/13	0.910%	6,750,000	6,758,471
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1
09/15/15	1.500%	8,175,000	8,242,676
Ford Credit Floorplan Master Owner Trust (a)(b) Series 2010-1 Class A
12/15/14	1.935%	10,000,000	10,102,339
GE Equipment Midticket LLC Series 2011-1 Class A2
05/22/14	0.720%	4,000,000	3,996,067
Great America Leasing Receivables Series 2011-1 Class A2 (b)
03/15/13	1.050%	3,869,210	3,872,533
Leaf II Receivables Funding LLC (b) Series 2010-4 Class A
08/20/18	1.700%	3,255,340	3,226,693
Series 2011-1 Class A
12/20/18	1.700%	3,668,750	3,601,612
Louisiana Public Facilities Authority Series 2011-A Class A1 (a)
04/26/21	1.060%	706,699	703,815
Navistar Financial Dealer Note Master Trust Series 2011-1 Class A (a)(b)
10/25/16	1.426%	2,500,000	2,519,513
New York City Tax Lien Series 2011-AA Class A (b)
12/10/24	1.990%	4,839,000	4,838,149
Nissan Auto Lease Trust Series 2010-A Class A3
01/15/16	1.390%	5,262,456	5,270,889
Oncor Electric Delivery Transition Bond Co. LLC Series 2004-1 Class A2
11/17/14	4.810%	185,256	189,382
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1 Class A1 (a)
10/01/18	1.081%	1,486,089	1,474,893
SLM Student Loan Trust (a)(b) Series 2011-A Class A1
10/15/24	1.285%	2,187,248	2,167,044
Series 2011-B Class A1
12/16/24	1.135%	4,537,228	4,488,263
SMART Trust (b) Series 2011-1USA Class A2A
04/14/13	1.180%	4,839,214	4,839,407
Series 2011-2USA Class A2A
11/14/13	1.220%	6,000,000	5,994,327
Santander Drive Auto Receivables Trust Series 2010-1 Class A2
03/15/13	1.360%	1,914,743	1,917,040
Series 2010-2 Class A2
08/15/13	0.950%	2,265,939	2,267,340

The Accompanying Notes to Financial Statements are an integral part of this statement.

CMG Ultra Short Term Bond Fund

January 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities – Non-Agency (continued)
Series 2012-1 Class A2
04/15/15	1.250%	$3,000,000	$2,999,500
Santander Drive Auto Receivables Trust (b) Series 2010-B Class A2
07/15/13	1.010%	3,730,669	3,730,667
Silverleaf Finance LLC Series 2010-A Class A (b)
07/15/22	5.360%	1,763,323	1,787,442
Utah State Board of Regents Series 2011-1 Class A1 (a)
05/01/23	1.047%	9,900,000	9,854,262
Volkswagen Auto Lease Trust Series 2010-A Class A3
11/20/13	0.990%	5,000,000	5,012,529
Wachovia Auto Owner Trust Series 2008-A Class A4B (a)
03/20/14	1.431%	4,658,427	4,672,720
Westlake Automobile Receivables Trust Series 2010-1A Class A (b)
12/17/12	1.750%	421,911	421,922
Total Asset-Backed Securities – Non-Agency (Cost: $209,588,262)			$209,641,496
U.S. Treasury Obligations 1.6%
U.S. Treasury (c)
10/31/12	0.375%	$15,000,000	$15,028,125
Total U.S. Treasury Obligations (Cost: $14,960,156)			$15,028,125
Foreign Government Obligations 0.8%
UNITED KINGDOM 0.8%
Royal Bank of Scotland PLC (The) Government Liquid Guaranteed (a)(b)
03/30/12	0.783%	$8,000,000	$7,999,938
Total Foreign Government Obligations (Cost: $8,000,000)			$7,999,938
Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 6.3%
Citizens Property Insurance Corp. Senior Secured Revenue Bonds Series 2009A-1
06/01/12	5.000%	$6,260,000	$6,359,221
Citizens Property Insurance Corp. (a) Revenue Bonds High Risk Series 2010A3
06/01/13	1.830%	5,000,000	5,017,700
City of New York
03/01/12	1.650%	3,000,000	3,002,449
County of Orange
08/01/12	0.750%	3,500,000	3,502,205
Florida Hurricane Catastrophe Fund Finance Corp. (a)
10/15/12	1.065%	16,000,000	16,008,160

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Illinois Municipal Electric Agency
02/01/13	4.160%	$750,000	$767,078
Kentucky State Property & Building Commission Series 2003 (NPFGC)
10/01/12	4.800%	2,450,000	2,516,836
New York State Energy Research & Development Authority Series 2010 AMT A.M.T. (f)
06/01/36	1.450%	4,000,000	4,018,080
New York State Thruway Authority Series 2011A
03/15/13	3.000%	5,000,000	5,150,650
State of Illinois Unlimited General Oblgiation Bonds Series 2004B
03/01/13	5.000%	7,400,000	7,748,392
Unlimited General Oblgiation Taxable Bonds Series 2010
01/01/13	3.321%	3,500,000	3,580,745
West Virginia Economic Development Authority Series 2011A AMT (f)
08/01/12	2.000%	2,000,000	2,009,180
Total Municipal Bonds (Cost: $59,232,501)			$59,680,696
Issuer	Effective Yield	Par/ Principal/ Shares	Value
Commercial Paper 15.1%
American Electric Power Co., Inc. (b)(g)
02/06/12	0.450%	$15,000000	$14,998,900
Kinder Morgan Energy Partners LP (b)(g)
02/03/12	0.370%	14,400,000	14,399,568
02/02/12	0.370%	7,000,000	6,999,860
02/01/12	0.370%	5,000,000	4,999,950
Michigan Consolidated Gas Co. (g)
02/21/12	0.410%	6,600,000	6,598,460
Pacific Gas & Electric Co. (b)(g)
02/10/12	0.380%	3,038,000	3,037,688
02/07/12	0.410%	20,000,000	19,998,444
Reed Elsevier, Inc. (b)(g)
02/16/12	0.410%	9,600,000	9,598,293
02/13/12	0.400%	22,800,000	22,796,789
Suncor Energy, Inc. (b)(g)
02/15/12	0.390%	5,000,000	4,999,208
02/09/12	0.340%	18,000,000	17,998,470
Virginia Electric Power (g)
02/14/12	0.410%	15,000,000	14,997,667
Total Commercial Paper (Cost: $141,424,815)			$141,423,297
		Shares	Value
Money Market Funds —%
Columbia Short-Term Cash Fund, 0.134% (h)(i)		21,396	$21,396
Total Money Market Funds (Cost: $21,396)			$21,396

The Accompanying Notes to Financial Statements are an integral part of this statement.

CMG Ultra Short Term Bond Fund

January 31, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 0.9%
Repurchase Agreements 0.9%
Nomura Securities dated 01/31/12, matures 02/01/12, repurchase price $2,000,014 (j)
	0.260%	$2,000,000	$2,000,000
Pershing LLC dated 01/31/12, matures 02/01/12, repurchase price $1,000,006 (j)
	0.200%	1,000,000	1,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Societe Generale dated 01/31/12, mautres 02/01/12, repurchase price $5,528,473 (j)
	0.150%	$5,528,450	$5,528,450
Total			8,528,450
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $8,528,450)			$8,528,450
Total Investments (Cost: $935,974,635)			$936,168,826
Other Assets & Liabilities, Net			2,894,365
Net Assets			$939,063,191

Notes to Portfolio of Investments

(a)  Variable rate security. The interest rate shown reflects the rate as of January 31, 2012.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $291,174,966 or 31.01% of net assets.

(c)  At January 31, 2012, security was partially or fully on loan.

(d)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)  Represents a security purchased on a when-issued or delayed delivery basis.

(f)  At January 31, 2012, the value of securities subject to alternative minimum tax was $6,027,260, representing 0.64% of net assets.

(g)  Zero coupon bond.

(h)  The rate shown is the seven-day current annualized yield at January 31, 2012.

(i)  Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$16,376,532	$(16,355,136)	$—	$21,396	$125	$21,396

(j)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Nomura Securities (0.260%)

Security Description	Value
Ginnie Mae I Pool	$3,156
Ginnie Mae II Pool	2,036,844
Total Market Value of Collateral Securities	$2,040,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

CMG Ultra Short Term Bond Fund

January 31, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Pershing LLC (0.200%)

Security Description	Value
Fannie Mae Pool	$253,224
Fannie Mae REMICS	82,337
Federal Farm Credit Bank	20,908
Federal Home Loan Banks	6,476
Federal Home Loan Mortgage Corp	5,532
Federal National Mortgage Association	12,374
Freddie Mac Gold Pool	142,100
Freddie Mac Non Gold Pool	58,505
Freddie Mac REMICS	90,883
Ginnie Mae I Pool	130,411
Ginnie Mae II Pool	140,889
Government National Mortgage Association	36,270
United States Treasury Bill	639
United States Treasury Note/Bond	38,694
United States Treasury Strip Coupon	758
Total Market Value of Collateral Securities	$1,020,000

Societe Generale (0.150%)

Security Description	Value
United States Treasury Note/Bond	$5,639,019
Total Market Value of Collateral Securities	$5,639,019

Abbreviation Legend

AGCP  Assured Guaranty Corporation

AMT  Alternative Minimum Tax

CMO  Collateralized Mortgage Obligation

FDIC  Federal Deposit Insurance Corporation

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The Accompanying Notes to Financial Statements are an integral part of this statement.

CMG Ultra Short Term Bond Fund

January 31, 2012 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of January 31, 2012:

	Fair value at January 31, 2012
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes	$—	$385,565,439	$—	$385,565,439
Residential Mortgage-Backed Securities — Agency	—	13,800,139	—	13,800,139
Residential Mortgage-Backed Securities — Non-Agency	—	10,878,351	—	10,878,351
Commercial Mortgage-Backed Securities — Non-Agency	—	83,601,499	—	83,601,499
Asset-Backed Securities — Non-Agency	—	202,813,192	6,828,304	209,641,496
U.S. Treasury Obligations	15,028,125	—	—	15,028,125
Foreign Government Obligations	—	7,999,938	—	7,999,938
Municipal Bonds	—	59,680,696	—	59,680,696
Total Bonds	15,028,125	764,339,254	6,828,304	786,195,683
Short-Term Securities
Commercial Paper	—	141,423,297	—	141,423,297
Total Short-Term Securities	—	141,423,297	—	141,423,297
Other
Money Market Funds	21,396	—	—	21,396
Investments of Cash Collateral Received for Securities on Loan	—	8,528,450	—	8,528,450
Total Other	21,396	8,528,450	—	8,549,846
Total	$15,049,521	$914,291,001	$6,828,304	$936,168,826

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Asset Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

CMG Ultra Short Term Bond Fund

January 31, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Asset-Backed Securities — Non-Agency	Total
Balance as of July 31, 2011	$—	$—
Accrued discounts/premiums	117,800	117,800
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	2,694	2,694
Sales	(5,547,468)	(5,547,468)
Purchases	—	—
Transfers into Level 3	12,255,278	12,255,278
Transfers out of Level 3	—	—
Balance as of January 31, 2012	$6,828,304	$6,828,304

**Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2012 was $2,694.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities – CMG Ultra Short Term Bond Fund

January 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $927,424,789)	$927,618,980
Affiliated issuers (identified cost $21,396)	21,396
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $8,528,450)	8,528,450
Total investments (identified cost $935,974,635)	936,168,826
Cash	1,054
Receivable for:
Investments sold	8,116,185
Capital shares sold	3,578,842
Dividends	19
Interest	2,432,821
Expense reimbursement due from Investment Manager	268
Trustees' deferred compensation plan	27,114
Total assets	950,325,129
Liabilities
Due upon return of securities on loan	8,528,450
Payable for:
Investments purchased on a delayed delivery basis	1,999,890
Dividend distributions to shareholders	680,505
Investment management fees	6,403
Compensation board members	4,242
Other expenses	15,334
Trustees' deferred compensation plan	27,114
Total liabilities	11,261,938
Net assets applicable to outstanding capital stock	$939,063,191
Represented by
Paid-in capital	$968,296,852
Excess of distributions over net investment income	(2,891,776)
Accumulated net realized loss	(26,536,076)
Unrealized appreciation (depreciation) on:
Investments	194,191
Total — representing net assets applicable to outstanding capital stock	$939,063,191
*Value of securities on loan	$9,356,732
Shares outstanding	104,396,221
Net asset value per share	$9.00

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Operations – CMG Ultra Short Term Bond Fund

Six months ended January 31, 2012 (Unaudited)

Net investment income
Income:
Interest	$5,611,850
Dividends from affiliates	125
Income from securities lending — net	5,144
Foreign taxes withheld	(1,356)
Total income	5,615,763
Expenses:
Investment management fees	1,214,902
Compensation of board members	19,574
Professional fees	36,366
Total expenses	1,270,842
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(57,873)
Total net expenses	1,212,969
Net investment income	4,402,794
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(554,747)
Net realized loss	(554,747)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,019,861)
Net change in unrealized depreciation	(1,019,861)
Net realized and unrealized loss	(1,574,608)
Net increase in net assets resulting from operations	$2,828,186

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – CMG Ultra Short Term Bond Fund

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Operations
Net investment income	$4,402,794	$14,384,078
Net realized loss	(554,747)	(2,250,241)
Net change in unrealized appreciation (depreciation)	(1,019,861)	3,301,868
Net increase in net assets resulting from operations	2,828,186	15,435,705
Distributions to shareholders from:
Net investment income	(5,478,101)	(24,393,772)
Total distributions to shareholders	(5,478,101)	(24,393,772)
Increase (decrease) in net assets from share transactions	(26,553,983)	(228,247,601)
Total decrease in net assets	(29,203,898)	(237,205,668)
Net assets at beginning of period	968,267,089	1,205,472,757
Net assets at end of period	$939,063,191	$968,267,089
Excess of distributions over net investment income	$(2,891,776)	$(1,816,469)

	Six months ended January 31, 2012 (Unaudited)		Year ended July 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Subscriptions	44,005,405	395,510,322	78,759,694	713,316,207
Distributions reinvested	29,058	260,975	145,602	1,320,198
Redemptions	(46,999,406)	(422,325,280)	(104,086,252)	(942,884,006)
Total decrease	(2,964,943)	(26,553,983)	(25,180,956)	(228,247,601)
Total net decrease	(2,964,943)	(26,553,983)	(25,180,956)	(228,247,601)

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – CMG Ultra Short Term Bond Fund

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Jan. 31, 2012		Year ended July 31,
	(Unaudited)		2011		2010		2009		2008	2007
Per share data
Net asset value, beginning of period	$9.02		$9.10		$9.16		$9.29		$9.59	$9.62
Income from investment operations:
Net investment income	0.04		0.13		0.13		0.26		0.43	0.47
Net realized and unrealized gain (loss)	(0.01)		0.00	(a)	0.06		(0.07)		(0.30)	(0.03)
Total from investment operations	0.03		0.13		0.19		0.19		0.13	0.44
Less distributions to shareholders from:
Net investment income	(0.05)		(0.21)		(0.25)		(0.32)		(0.43)	(0.47)
Net asset value, end of period	$9.00		$9.02		$9.10		$9.16		$9.29	$9.59
Total return	0.35%		1.45%		2.10	%(b)	2.16%		1.42%	4.62	%(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.26	%(e)	0.26	%(f)	0.26	%(f)	0.29	%(f)	0.32%	0.31%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.25	%(e)	0.25	%(f)	0.25	%(f)	0.25	%(f)	0.25%	0.25%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.26	%(e)	0.26%		0.26%		0.29%		0.32%	0.31%
Net expenses after fees waiver or expenses reimbursed (excluding interest expense)(g)	0.25	%(e)	0.25%		0.25%		0.25%		0.25%	0.25%
Net investment income	0.91	%(e)	1.39%		1.38%		2.82%		4.58%	4.88%
Supplemental data
Net assets, end of period (in thousands)	$939,063		$968,267		$1,205,473		$338,239		$96,595	$152,793
Portfolio turnover	31%		51%		90%		103%		69%	108%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(c)  Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Notes to Financial Statements – CMG Ultra Short Term Bond Fund
January 31, 2012 (Unaudited)

Note 1. Organization

CMG Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares of the Fund are available for purchase by institutional entities, including corporations, partnerships, trusts, foundations, endowments, affiliated funds, government entities or other similar organizations, and to certain qualifying advisory clients of Bank of America. Please see the Fund's prospectus for further details, including applicable investment minimums.

Fund Shares

The Trust may issue an unlimited number of shares (without par value), which are offered continuously at net asset value.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for

CMG Ultra Short Term Bond, January 31, 2012 (Unaudited)

determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Fund's management fee is a unified fee. The Investment Manager, out of the unified fee it receives from the Fund, pays all operating costs and expenses of the Fund (other than the expenses desribed below or in the Fund's prospectus), including accounting expenses (other than audit fees), legal fees for the Fund, transfer agent and custodian fees, and other expenses. The Fund pays the following expenses: disinterested trustees fees and expenses, including their legal counsel, auditing expense, interest on borrowings by the

CMG Ultra Short Term Bond, January 31, 2012 (Unaudited)

Fund, if any, portfolio transaction expenses, taxes and extraordinary expenses of the Fund. The unified fee is paid monthly to the Investment Manager at the annual rate of 0.25% of the Fund's average net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund Administrator does not receive a fee for its administration and accounting services under the Administrative Services Agreement.

Pricing and Bookkeeping Fees

Prior to August 8, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. The pricing and bookkeeping fees for the Fund are paid by the Investment Manager. Effective August 8, 2011, these services are provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, is charged its pro-rata share of the expenses associated with the Chief Compliance Officer. The expenses of the Chief Compliance Officer charged to the Fund are payable by the Investment Manager.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent fees for the Fund are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.25% of the Fund's average daily net assets.

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

CMG Ultra Short Term Bond, January 31, 2012 (Unaudited)

At January 31, 2012, the cost of investments for federal income tax purposes was approximately $935,975,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,647,000
Unrealized depreciation	$(3,453,000)
Net unrealized appreciation	$194,000

The following capital loss carryforward, determined as of July 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2012	$29,640
2013	47,961
2014	627,248
2015	685,751
2016	213,699
2017	2,249,159
2018	1,023,617
2019	11,369,928
Total	$16,247,003

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2011, post-October capital losses of $9,734,326 attributed to security transactions were deferred to August 1, 2011.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $253,745,231 and $267,489,096, respectively, for the six months ended January 31, 2012.

Note 6. Affiliated Money Market Fund

Effective August 8, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Lending of Portfolio Securities

Effective August 8, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous securities lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the

CMG Ultra Short Term Bond, January 31, 2012 (Unaudited)

lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

At January 31, 2012, securities valued at $9,356,732 were on loan, secured by U.S. government securities valued at $1,022,526 and by cash collateral of $8,528,450 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended January 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 8. Shareholder Concentration

At January 31, 2012, one unaffiliated shareholder account owned 93.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on August 8, 2011, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

For the period August 8, 2011 through December 12, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to August 8, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $100 million committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended January 31, 2012.

Note 10. Significant Risks

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's

CMG Ultra Short Term Bond, January 31, 2012 (Unaudited)

assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011, and oral arguments took place on November 17, 2011.

CMG Ultra Short Term Bond, January 31, 2012 (Unaudited)

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of CMG Ultra Short Term Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

CMG Ultra Short Term Bond Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1370 C (3/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 26, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 26, 2012